787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series, Inc. Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Series, Inc. (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Focused Balanced Strategy Portfolio (the “Balanced Strategy Portfolio”), a series of the Registrant, of all of the assets and liabilities of each of the Focused Fixed Income Strategy Portfolio and the Focused Fixed Income and Equity Strategy Portfolio, each a series of the Registrant, in exchange for Class A, Class B and Class C shares of the Balanced Strategy Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of April 29, 2011. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.
Margery K. Neale, Willkie Farr & Gallagher LLP

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